Acquisition of Anax Container Carrier S.A. (M/V Hyundai Prestige) - Additional Information (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 11, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2015	Sep. 30, 2014	Aug. 31, 2013
Business Acquisition [Line Items]
Equity offering						14,555,000	17,250,000	13,685,000
Charter Revenues			$ 156,613	$ 119,907	$ 116,520
Anax Container Carrier S.A.
Business Acquisition [Line Items]
Duration of above market acquired time charter		11 years 3 months 12 days
WACC used for calculation of above market acquired time charter			11.00%
Charter Revenues	$ 2,778
Net income	$ 1,298
2013 Credit Facility
Business Acquisition [Line Items]
Line of credit facility amount drawn down		$ 75,000